N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	SYMETRA SEPARATE ACCOUNT SL
Entity Central Index Key	0000806180
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
We will deduct a surrender charge if You surrender Your Policy during the first fifteen (15) Policy
Years. The surrender charge is assessed per $1,000 of Initial Specified Amount. The maximum surrender charge is $58.49 per $1,000 of Initial Specified  Amount. For example, if You surrender your Policy during the first 15 Policy Years, You could pay a surrender charge of up to $5,849.00 on a $100,000 Initial Specified Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.
For more information, see SURRENDER CHARGE.

Transaction Charges
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge of 10% will apply to each Premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a
Policy Year. This charge is currently waived.
For more information, see CHARGES AND FEES.

Ongoing Fees and Expenses (Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy.  These fees and expenses are set based on characteristics of the insured such as Attained Age, Issue Age, Risk Class of the Insured, and if permitted by state law, sex.  You should view the Policy specifications page of Your Policy for rates applicable to Your Policy.
You will also bear expenses associated with the Funds made available under the Policy.  For the fiscal year ended December 31, 2023, the minimum and maximum total operating expenses were as follows:

	Annual Fee	Minimum Maximum
	Fund Fees and Expenses	0.13% 0.17%
For more information, see CHARGES AND FEES.

Charges for Early Withdrawals [Text Block]
We will deduct a surrender charge if You surrender Your Policy during the first fifteen (15) Policy
Years. The surrender charge is assessed per $1,000 of Initial Specified Amount. The maximum surrender charge is $58.49 per $1,000 of Initial Specified  Amount. For example, if You surrender your Policy during the first 15 Policy Years, You could pay a surrender charge of up to $5,849.00 on a $100,000 Initial Specified Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.
For more information, see SURRENDER CHARGE.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge Example Maximum [Dollars]	$ 5,849
Transaction Charges [Text Block]
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge of 10% will apply to each Premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a
Policy Year. This charge is currently waived.
For more information, see CHARGES AND FEES.
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
We will deduct a surrender charge if You surrender Your Policy during the first fifteen (15) Policy
Years. The surrender charge is assessed per $1,000 of Initial Specified Amount. The maximum surrender charge is $58.49 per $1,000 of Initial Specified  Amount. For example, if You surrender your Policy during the first 15 Policy Years, You could pay a surrender charge of up to $5,849.00 on a $100,000 Initial Specified Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.
For more information, see SURRENDER CHARGE.

Transaction Charges
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge of 10% will apply to each Premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a
Policy Year. This charge is currently waived.
For more information, see CHARGES AND FEES.

Ongoing Fees and Expenses (Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy.  These fees and expenses are set based on characteristics of the insured such as Attained Age, Issue Age, Risk Class of the Insured, and if permitted by state law, sex.  You should view the Policy specifications page of Your Policy for rates applicable to Your Policy.
You will also bear expenses associated with the Funds made available under the Policy.  For the fiscal year ended December 31, 2023, the minimum and maximum total operating expenses were as follows:

	Annual Fee	Minimum Maximum
	Fund Fees and Expenses	0.13% 0.17%
For more information, see CHARGES AND FEES.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.17%
Investment Options Footnotes [Text Block]	For more information, see CHARGES AND FEES.
Risks [Table Text Block]

RISKS
Risk of Loss	You may lose money by investing in the Policy. For more information, see PRINCIPAL RISKS OF INVESTING IN THE POLICY.
Not a Short-Term Investment
The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short term needs. You may pay substantial charges if You surrender Your Policy.  For more information, see PRINCIPAL RISKS OF
INVESTING IN THE POLICY.

Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance of the Funds and can vary depending on the performance of the Funds available under the Policy.  Each Fund and the Fixed
Account has its own unique risk.  You should review these investment options before making an investment decision.  For more information, see PRINCIPAL RISKS OF INVESTING IN THE
POLICY.

RISKS
Insurance Company Risks
Investment in the Policy is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees and benefits provided for under the
Policy are subject to Our financial strength and claims paying ability. More information about Us, including Our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting Us at www.symetra.com/regulatoryreports.  For more information, see PRINCIPAL RISKS
OF INVESTING IN THE POLICY.

Policy Lapse
The Policy will terminate without value ("Lapse") if the Net Surrender Value is not sufficient to cover the Monthly Deduction. This could happen due to poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest.  The death benefit will not be paid if a Policy Lapses.
Decreases in premium payments, not paying planned premium according to the illustrated schedule, decreasing the Specified Amount, and taking loans or withdrawals will reduce the Lapse Protection
Value, in some cases by substantially more than the amount of the loan or the withdrawal, which may significantly shorten the length of the guarantee provided under this benefit.
We will reinstate a Lapsed Policy only if our requirements for reinstatement are satisfied, including as to continued insurability of the Insured Person, and you will incur costs in connection with any reinstatement.
For more information, see POLICY LAPSE AND REINSTATEMENT.

Investment Restrictions [Text Block]
You may allocate amounts under the Policy to one or more of the Subaccounts and to the Fixed
Account.
While the Lapse Protection Benefit Rider is in effect, You must allocate all of Your Net Premium
Payments and transfers of Policy Value to the Subaccounts. Any allocation of new Premium or Policy
Value to the Fixed Account after the Cancellation Period which is not related to an accelerated Death
Benefit will terminate the Lapse Protection Benefit Rider.
We reserve the right to add, combine, restrict, or remove any Subaccount as an investment option under Your Policy.  We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the Policy.
For more information, see THE FUNDS.
Optional Benefit Restrictions [Text Block]
Accelerated Death Benefit for Chronic Illness Rider
This Rider may not be exercised if you have exercised the Accelerated Death Benefit for Terminal
Illness Rider.  We may modify or stop offering this Rider at any time.
Accelerated Death Benefit for Chronic Illness Plus Rider
This Rider may not be exercised if you have exercised the Accelerated Death Benefit for Terminal
Illness Rider. We may modify or stop offering this Rider at any time.
Accelerated Death Benefit for Terminal Illness Rider
This Rider may not be exercised if you have exercised the Accelerated Death Benefit for Chronic
Illness Plus Rider. We may modify or stop offering this Rider at any time.
For more information, see OTHER BENEFITS AVAILABLE UNDER THE POLICY.
Tax Implications [Text Block]
You should consult a competent tax professional before purchasing the Policy to determine the tax implications of an investment in the Policy.
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
For more information, see TAXES.
Investment Professional Compensation [Text Block]
Investment professionals who solicited sales of the policies receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We  pay commissions as a percentage of premiums invested in the Policy.
An investment professional may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Policy over another investment product.
For more information, see DISTRIBUTION.
Exchanges [Text Block]
An investment professional may have a financial incentive to offer You a new policy in the place of a policy You already own.
You should not exchange this Policy for a new one unless You determine, after comparing the features fees and risks of both policies, that the exchange is preferable for You.
For more information, see DISTRIBUTION.
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and charges that You will pay (directly or indirectly) when owning and surrendering or making withdrawals from Your Policy.  If the amount of the charge depends on the personal characteristics of the Insured, the fee table lists the minimum and maximum charges We assess under the Policy, as well as the fees and charges of a typical
Insured, with the characteristics set forth in the table. These fees and charges may not be typical of the fees and charges that
You will pay.  Please refer to your Policy for information about the specific fees You will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Policy, pay premiums, make withdrawals from the Policy, surrender the Policy, or transfer Policy Value among the Subaccounts and (if available) the Fixed
Account.
TRANSACTION FEES

Charge	When Charge is Deducted	For Policies Issued Prior to November 5, 2019	For Policies Issued on or after November 5, 2019
		Amount Deducted	Amount Deducted
PREMIUM CHARGE	Upon payment of each premium	15%	15%
PREMIUM TAXES	Upon payment of each premium	3.5%	3.5%
SURRENDER CHARGE (1)	At the time of any surrender during the first 15 Policy Years
Minimum and Maximum Charge		Minimum charge is $4.02and maximum charge is $58.55 per $1,000 of Initial Specified Amount	Minimum charge is $3.46 maximum charge is $58.49 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (2)		Charge is $39.97 per $1,000 of Initial Specified Amount	Charge is $36.25 per $1,000 of Initial Specified Amount
WITHDRAWAL PROCESSING FEE (3)	Upon each withdrawal	$25	$25
TRANSFER PROCESSING FEE (3)	Upon each transfer in excess of 24 transfers in a Policy Year	$25	$25
ADDITIONAL ILLUSTRATION CHARGE (3)	Upon request for more than one illustration in a Policy Year	$25	$25
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 15 Policy Years. This charge varies by Policy duration and the
Issue Age, Risk Class and if permitted by state law, the sex of the Insured.
(2)The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(3)This charge shown is the maximum charge.  This charge  is currently waived.
The next table describes the fees and charges that You will pay periodically during the time that You own the Policy, not including Portfolio Company fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES

Charge	When Charge is Deducted	For Policies Issued Prior to November 5, 2019	For Policies Issued on or after November 5, 2019
		Amount Deducted	Amount Deducted
BASE POLICY CHARGE
Cost of Insurance (without extra ratings) (2) (3)	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.04 and maximum charge is $83.33 per $1,000 of Net Amount at Risk	Minimum charge is $0.03and maximum charge is $83.33 per $1,000 of Net Amount at Risk
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.19 per $1,000 of Net Amount at Risk	Charge is $0.15 per $1,000 of Net Amount at Risk
Variable Policy Value Charge % of Variable Policy Value	On the Policy Date and on each Monthly Anniversary Day	For all Policy Years:0.075% of Variable Policy Value	For all Policy Years: 0.075% of Variable Policy Value
Expense Charge	On the Policy Date and on each Monthly Anniversary Day for Policy Years 1-20
Minimum and Maximum Charge		Minimum charge is $0.03 and maximum charge is $2.17 per $1,000 of Initial Specified Amount	Minimum charge is $0.03 and maximum charge is $2.17per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.23 per $1,000 of Initial Specified Amount	Charge is $0.23 per $1,000 of Initial Specified Amount
Administrative Charge	On the Policy Date and on each Monthly Anniversary Day	$60	$60
Loan Interest Spread	On each Policy Anniversary, or earlier, as applicable	1%	1%
OPTIONAL BENEFIT CHARGES
Lapse Protection Benefit Rider Expense Charge	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.11and maximum charge is $0.97 per $1,000 of Initial Specified Amount	Minimum charge is $0.11 and maximum charge is $0.97 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.32 per $1,000 of Initial Specified Amount	Charge is $0.32 per $1,000 of Initial Specified Amount
Accelerated Death Benefit for Chronic Illness Plus Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.00 and maximum charge is $4.62 per $1,000 of Net Amount at Risk	Minimum charge is $0.00 and maximum charge is $4.62 per $1,000 of Net Amount at Risk
Charge for 45-year old Male Standard Non-Tobacco user (1)	For Policy Year 1	Charge is $0.02 per $1,000 of Net Amount at Risk	Charge is $0.02 per $1,000 of Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(2)Current cost of insurance rates vary and may change based on a number of factors. See “Monthly Cost of Insurance Charge” in CHARGES AND
FEES. The cost of insurance charges shown in the table likely do not represent the charges You will pay. For Policies issued prior to November 5,
2019, the Guaranteed and Current charges may be higher due to the mortality tables used. For more information on the cost of insurance charge that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(3) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. For certain Risk Classes, We may add a surcharge to the cost of insurance rates.
ANNUAL FUND EXPENSES
The Total Annual Fund Expense Table shows the minimum and maximum total operating expenses (before any fee waiver or expense reimbursement) charged by any of the Funds  that You may pay periodically during the time You own a Policy.  These expenses may be different in the future.  A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY.

Total Annual Fund Expenses	Minimum	Maximum
Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)	0.13%	0.17%

Transaction Expenses [Table Text Block]

Charge	When Charge is Deducted	For Policies Issued Prior to November 5, 2019	For Policies Issued on or after November 5, 2019
		Amount Deducted	Amount Deducted
PREMIUM CHARGE	Upon payment of each premium	15%	15%
PREMIUM TAXES	Upon payment of each premium	3.5%	3.5%
SURRENDER CHARGE (1)	At the time of any surrender during the first 15 Policy Years
Minimum and Maximum Charge		Minimum charge is $4.02and maximum charge is $58.55 per $1,000 of Initial Specified Amount	Minimum charge is $3.46 maximum charge is $58.49 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (2)		Charge is $39.97 per $1,000 of Initial Specified Amount	Charge is $36.25 per $1,000 of Initial Specified Amount
WITHDRAWAL PROCESSING FEE (3)	Upon each withdrawal	$25	$25
TRANSFER PROCESSING FEE (3)	Upon each transfer in excess of 24 transfers in a Policy Year	$25	$25
ADDITIONAL ILLUSTRATION CHARGE (3)	Upon request for more than one illustration in a Policy Year	$25	$25
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 15 Policy Years. This charge varies by Policy duration and the
Issue Age, Risk Class and if permitted by state law, the sex of the Insured.
(2)The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(3)This charge shown is the maximum charge. This charge is currently waived.
Sales Load, Description [Text Block]	PREMIUM CHARGE
Sales Load, When Deducted [Text Block]	Upon payment of each premium
Sales Load (of Premium Payments), Maximum [Percent]	15.00%
Premium Taxes, Description [Text Block]	PREMIUM TAXES
Premium Taxes, When Deducted [Text Block]	Upon payment of each premium
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Deferred Sales Charge, Description [Text Block]	SURRENDER CHARGE (1)
Deferred Sales Charge, When Deducted [Text Block]	At the time of any surrender during the first 15 Policy Years
Deferred Sales Load, Maximum [Dollars]	$ 58.49
Deferred Sales Load, Minimum [Dollars]	$ 3.46
Deferred Sales Load, Footnotes [Text Block]
Charge for 45-year old Male
Standard Non-Tobacco user (2)
Charge  is $36.25 per $1,000 of
Initial Specified Amount
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 15 Policy Years. This charge varies by Policy duration and the
Issue Age, Risk Class and if permitted by state law, the sex of the Insured.
(2)The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Other Surrender Fees, Description [Text Block]	WITHDRAWAL PROCESSING FEE (3)
Other Surrender Fees, When Deducted [Text Block]	Upon each withdrawal
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	(3)This charge shown is the maximum charge. This charge is currently waived.
Transfer Fees, Description [Text Block]	TRANSFER PROCESSING FEE (3)
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 24 transfers in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	(3)This charge shown is the maximum charge. This charge is currently waived.
Other Transaction Fee, Description [Text Block]	ADDITIONAL ILLUSTRATION CHARGE (3)
Other Transaction Fee, When Deducted [Text Block]	Upon request for more than one illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(3)This charge shown is the maximum charge. This charge is currently waived.
Periodic Charges [Table Text Block]

Charge	When Charge is Deducted	For Policies Issued Prior to November 5, 2019	For Policies Issued on or after November 5, 2019
		Amount Deducted	Amount Deducted
BASE POLICY CHARGE
Cost of Insurance (without extra ratings) (2) (3)	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.04 and maximum charge is $83.33 per $1,000 of Net Amount at Risk	Minimum charge is $0.03and maximum charge is $83.33 per $1,000 of Net Amount at Risk
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.19 per $1,000 of Net Amount at Risk	Charge is $0.15 per $1,000 of Net Amount at Risk
Variable Policy Value Charge % of Variable Policy Value	On the Policy Date and on each Monthly Anniversary Day	For all Policy Years:0.075% of Variable Policy Value	For all Policy Years: 0.075% of Variable Policy Value
Expense Charge	On the Policy Date and on each Monthly Anniversary Day for Policy Years 1-20
Minimum and Maximum Charge		Minimum charge is $0.03 and maximum charge is $2.17 per $1,000 of Initial Specified Amount	Minimum charge is $0.03 and maximum charge is $2.17per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.23 per $1,000 of Initial Specified Amount	Charge is $0.23 per $1,000 of Initial Specified Amount
Administrative Charge	On the Policy Date and on each Monthly Anniversary Day	$60	$60
Loan Interest Spread	On each Policy Anniversary, or earlier, as applicable	1%	1%
OPTIONAL BENEFIT CHARGES
Lapse Protection Benefit Rider Expense Charge	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.11and maximum charge is $0.97 per $1,000 of Initial Specified Amount	Minimum charge is $0.11 and maximum charge is $0.97 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Standard Non-Tobacco user (1)		Charge is $0.32 per $1,000 of Initial Specified Amount	Charge is $0.32 per $1,000 of Initial Specified Amount
Accelerated Death Benefit for Chronic Illness Plus Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.00 and maximum charge is $4.62 per $1,000 of Net Amount at Risk	Minimum charge is $0.00 and maximum charge is $4.62 per $1,000 of Net Amount at Risk
Charge for 45-year old Male Standard Non-Tobacco user (1)	For Policy Year 1	Charge is $0.02 per $1,000 of Net Amount at Risk	Charge is $0.02 per $1,000 of Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(2)Current cost of insurance rates vary and may change based on a number of factors. See “Monthly Cost of Insurance Charge” in CHARGES AND
FEES. The cost of insurance charges shown in the table likely do not represent the charges You will pay. For Policies issued prior to November 5,
2019, the Guaranteed and Current charges may be higher due to the mortality tables used. For more information on the cost of insurance charge that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(3) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. For certain Risk Classes, We may add a surcharge to the cost of insurance rates.

Insurance Cost, Description [Text Block]	Cost of Insurance (without extra ratings) (2) (3)
Insurance Cost, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Insurance Cost, Representative Investor [Text Block]
Charge is $0.15 per $1,000 of
Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.03
Insurance Cost, Footnotes [Text Block]	(2)Current cost of insurance rates vary and may change based on a number of factors. See “Monthly Cost of Insurance Charge” in CHARGES AND
FEES. The cost of insurance charges shown in the table likely do not represent the charges You will pay. For Policies issued prior to November 5,
2019, the Guaranteed and Current charges may be higher due to the mortality tables used. For more information on the cost of insurance charge that would apply to You, please contact Your registered representative or Us at our Administrative Office.
(3) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. For certain Risk Classes, We may add a surcharge to the cost of insurance rates.

Annual Maintenance Fee, Description [Text Block]	Variable Policy Value Charge % of Variable Policy Value
Annual Maintenance Fee, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.075%
Expense Risk Fees, Description [Text Block]	Expense Charge
Expense Risk Fees, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day for Policy Years 1-20
Expense Risk Fees, Representative Investor [Text Block]
Charge is $0.23 per $1,000 of
Initial Specified Amount
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Expense Risk Fees, Maximum [Dollars]	$ 2.17
Expense Risk Fees, Minimum [Dollars]	$ 0.03
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 60
Other Annual Expense, Description [Text Block]	Loan Interest Spread
Other Annual Expense, When Deducted [Text Block]	On each Policy Anniversary, or earlier, as applicable
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Annual Portfolio Company Expenses [Table Text Block]

Total Annual Fund Expenses	Minimum	Maximum
Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)	0.13%	0.17%

Portfolio Company Expenses [Text Block]	Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	0.17%
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

POLICY RISKS
Investment Risk.  You may allocate Your Policy Value to one or more of the Subaccounts, each of which invests in a designated Fund. Depending upon market conditions, You can make or lose Policy Value in any of these Subaccounts; Your
Policy Value will increase or decrease as a result of investment performance. If investment performance is very poor, You could lose everything that You invest and Your Policy could Lapse without value.  There is no assurance that any Fund will achieve its stated objective.
Owners who do not keep the Lapse Protection Benefit Rider in force may also allocate Net Premium or Policy Value to the
Fixed Account, which credits guaranteed interest. Such Owners assume the risk that the interest rate We credit on Fixed Policy
Value may decrease, although it will never be less than an annual effective guaranteed interest rate of 1%.
Risk of Lapse.  Net Premiums that do not offset prior Monthly Deductions, poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest, may cause a Policy to Lapse, which means that You will no longer have insurance coverage. If the Lapse Protection Benefit Rider is in effect, Your Policy will remain in force as long as the requirements of that Rider are met.  Decreases in premium payments, not paying planned premium according to the illustrated schedule, decreasing the Specified Amount, and taking loans or withdrawals will all reduce the Lapse Protection Value, in some cases by substantially more than the amount of the loan or the withdrawal, which and may significantly shorten the length of the guarantee provided under the Lapse Protection Benefit Rider.  Without the Lapse Protection Benefit Rider, Your Policy
will remain in force only as long as the Net Surrender Value is sufficient to cover Your Monthly Deductions. A Policy Lapse may have adverse tax consequences.
Risk of Withdrawals or Surrender.  The Policy is designed to help meet long-term financial objectives by paying a Death
Benefit to the named Beneficiary(ies). The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short-term needs. You may pay substantial charges or tax penalties if You surrender or make withdrawals from Your Policy. Please discuss Your insurance needs and financial objectives with Your registered representative.
Risk of an Increase in Current Fees and Charges. Certain fees and charges are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed maximum levels.  If fees and charges are increased, You may need to increase the amount and/or frequency of premiums to keep the Policy In Force.
Because of its fees and charges (including the charges for the Lapse Protection Benefit Rider), it may not provide as great a growth in Policy Value as some other variable universal life insurance policies on the market today.
Risk of Loans.  There are risks involved in taking a Policy loan, including possible adverse tax consequences. For example, if
Your Policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty. If a loan is outstanding and Your
Policy Lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the
Policy. See “Modified Endowment Contracts” in TAXES for more information. You should consult a tax professional before taking out a Policy loan.
Risks of Limited Access to Cash Value. Withdrawals are not available in the first Policy Year; however, full surrenders are permitted. We reserve the right to reject a withdrawal request that would cause the Specified Amount of a Policy to be reduce below a minimum amount shown in Your Policy.  The minimum withdrawal is $250 and the maximum withdrawal is Your Net
Surrender Value minus three months' worth of Policy charges.  There may be little to no cash value available for loans and withdrawals in the policy’s early years.
Risk of Adverse Tax Consequences. Certain transactions (including, but not limited to, withdrawals, surrenders and loans)
may lead to a taxable event. Under certain circumstances, your Policy may become a “Modified Endowment Contract” (MEC).
Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC
Policy are taxed as income first and recovery of cost basis, second. Also, distributions includable in income received before you attain age 59½ are subject to a 10% penalty tax.  Existing tax laws that benefit this policy may change at any time.
Risk of Adverse Tax Consequences of Lapse Protection Benefit Rider. The Lapse protection benefits provided under the
Rider will not be achieved if the Policy is a MEC or becomes a MEC after the periodic borrowing begins.  Moreover, neither the Internal Revenue Service nor the courts have ruled on whether the Lapse Protection Benefit Rider will keep the Policy from lapsing for tax purposes, and that result may be subject to challenge by the IRS.  In this respect, even with the Lapse Protection
Benefit Rider, there is a risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Policy’s cash value that could result in the Policy being treated for tax purposes as having
Lapsed.  In that event, a significant tax liability could arise when the Lapse is deemed to have occurred.
Risk of Limits Imposed on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund’s prospectus for more details. The minimum amount you may transfer is $1,000. If, after the transfer, the amount remaining in the Subaccount(s) or the Fixed Account would be less than the minimum amount that may be transferred, We reserve the right to transfer the entire Subaccount Value or Fixed Policy Value instead of the requested amount.  The maximum amount an Owner may transfer from the Fixed Account each Policy Year after the first Policy Year is the greater of (i) 25% of the Fixed Policy Value measured on the preceding Policy Anniversary and (ii) the total dollar amount transferred from the
Fixed Account in the immediately preceding Policy Year. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account.
Risks Associated with the Company.  Investment in the Policy is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Policy are subject to Our financial strength and claims paying ability. The assets of Our General Account support Our insurance and annuity obligations and are subject to Our general liabilities from business operations and to claims by Our creditors. Policy
Value in the Fixed Account, plus any guarantees under the Policy that exceed Your Policy Value (such as those that may be associated with the Death Benefit), are paid from Our General Account.  We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in
Our  operations.  For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in Our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFIT

DEATH BENEFIT PROCEEDS
If the Insured dies while the Policy is in force, We will pay the "Death Benefit Proceeds" described below  to the primary
Beneficiary(ies), if living, or to a contingent Beneficiary upon receipt of  Due Proof of Death. "Due Proof of Death" is proof of death satisfactory to the Company that may consist of a certified copy of a death record, a certified copy of  a court decree reciting a finding of death, or any other proof satisfactory to the Company. If no primary Beneficiary or contingent Beneficiary survives the Insured, We will pay the Death Benefit Proceeds to the Owner or the Owner’s estate. We will pay the Death
Benefit in a single sum or under a payment option provided under the Policy that the Owner or the Beneficiary(ies) select(s).
See “Settlement Options” in OTHER INFORMATION ABOUT THE POLICY.
Proof of death acceptable to Us may consist of a certified copy of a death record, a certified copy of a court decree reciting a finding of death, or any other proof satisfactory to Us.

The Death Benefit Proceeds equal:	•	The Death Benefit; plus
	•	Any Death Benefit under any rider to the Policy; minus
	•	Any liens; minus
	•	Any Loan Amount; minus
	•	Any unpaid Monthly Deductions if the Insured dies during the Grace Period.
We may further adjust the amount of the Death Benefit if We contest the Policy based on Your misstatement of the Insured's
Age or, if permitted by state law, sex.
We will pay interest on the Death Benefit Proceeds from the date of death to the date of payment. The annual interest rate will be at least 1%.  We will pay additional interest at an annual rate of 10% starting thirty-one (31) days following the latest of (1),
(2) or (3) below until the date the Death Benefit Proceeds are paid.
1.The date We receive Due Proof of Death at Our Administrative Office;
2.The date We receive sufficient information to determine Our liability, the extent of the liability, and the person(s)
entitled to the Death Benefit Proceeds; or
3.The date that legal impediments to payment of the Death Benefit Proceeds that depend on actions of parties other than
Symetra Life such as the establishment of guardianship and conservatorships, the appointment and qualification of trustees, and the submission of information necessary to satisfy state and federal reporting obligations are removed to
Our satisfaction.
DEATH BENEFIT
Your Policy’s initial amount of insurance coverage, which You select in Your application, is its Initial Specified  Amount. The maximum Specified Amount is generally $99 million. You may decrease, but not increase, Your Specified Amount.  Insurance coverage becomes effective on the date we issue the Policy (generally the business day on which We accept your application, determine You meet Our underwriting and administrative requirements and receive any required Initial Premium Payment.)
The Death Benefit is the greater of the Specified Amount on the date of the Insured’s death or the applicable “corridor”
percentage of the Policy Value as of the Insured’s date of death, as shown in Your Policy. The amount of the Death Benefit is determined at the end of the Valuation Period in which the Insured dies.  We also refer to the applicable corridor percentage as the “Death Benefit factor,” and that concept is explained in detail under the section “OWNERSHIP RIGHTS -Tax Compliance
Test.”
The Policy is intended to qualify under Section 7702 of the Code as a life insurance policy for federal tax purposes. The Death
Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.
To the extent the Net Amount at Risk under Your Policy increases as a result of a premium payment, We may require evidence of insurability satisfactory to us. We will make appropriate adjustments, prospectively, to the Monthly Deductions or any supplemental benefits that are consistent with such an increase.
DECREASING THE SPECIFIED AMOUNT
After the first Policy Year, You can request a decrease of at least $10,000 in the Specified Amount by Written Notice to Us.
Decreases in the Specified Amount will allow you to decrease the planned premium amount and will decrease the Guideline
Premium payment. Changes take effect on the first Monthly Anniversary Day on or next following the date We approve the change. We may decline to make a change that would decrease Your Specified Amount of insurance to less than the minimum amount shown in Your Policy, or that would disqualify Your Policy as life insurance under tax law. We do not permit decreases in Specified Amount during a Grace Period.

Standard Death Benefit [Text Block]	DEATH BENEFIT PROCEEDS
If the Insured dies while the Policy is in force, We will pay the "Death Benefit Proceeds" described below  to the primary
Beneficiary(ies), if living, or to a contingent Beneficiary upon receipt of  Due Proof of Death. "Due Proof of Death" is proof of death satisfactory to the Company that may consist of a certified copy of a death record, a certified copy of  a court decree reciting a finding of death, or any other proof satisfactory to the Company. If no primary Beneficiary or contingent Beneficiary survives the Insured, We will pay the Death Benefit Proceeds to the Owner or the Owner’s estate. We will pay the Death
Benefit in a single sum or under a payment option provided under the Policy that the Owner or the Beneficiary(ies) select(s).
See “Settlement Options” in OTHER INFORMATION ABOUT THE POLICY.
Proof of death acceptable to Us may consist of a certified copy of a death record, a certified copy of a court decree reciting a finding of death, or any other proof satisfactory to Us.

The Death Benefit Proceeds equal:	•	The Death Benefit; plus
	•	Any Death Benefit under any rider to the Policy; minus
	•	Any liens; minus
	•	Any Loan Amount; minus
	•	Any unpaid Monthly Deductions if the Insured dies during the Grace Period.
We may further adjust the amount of the Death Benefit if We contest the Policy based on Your misstatement of the Insured's
Age or, if permitted by state law, sex.
We will pay interest on the Death Benefit Proceeds from the date of death to the date of payment. The annual interest rate will be at least 1%.  We will pay additional interest at an annual rate of 10% starting thirty-one (31) days following the latest of (1),
(2) or (3) below until the date the Death Benefit Proceeds are paid.
1.The date We receive Due Proof of Death at Our Administrative Office;
2.The date We receive sufficient information to determine Our liability, the extent of the liability, and the person(s)
entitled to the Death Benefit Proceeds; or
3.The date that legal impediments to payment of the Death Benefit Proceeds that depend on actions of parties other than
Symetra Life such as the establishment of guardianship and conservatorships, the appointment and qualification of trustees, and the submission of information necessary to satisfy state and federal reporting obligations are removed to
Our satisfaction.
DEATH BENEFIT
Your Policy’s initial amount of insurance coverage, which You select in Your application, is its Initial Specified  Amount. The maximum Specified Amount is generally $99 million. You may decrease, but not increase, Your Specified Amount.  Insurance coverage becomes effective on the date we issue the Policy (generally the business day on which We accept your application, determine You meet Our underwriting and administrative requirements and receive any required Initial Premium Payment.)
The Death Benefit is the greater of the Specified Amount on the date of the Insured’s death or the applicable “corridor”
percentage of the Policy Value as of the Insured’s date of death, as shown in Your Policy. The amount of the Death Benefit is determined at the end of the Valuation Period in which the Insured dies.  We also refer to the applicable corridor percentage as the “Death Benefit factor,” and that concept is explained in detail under the section “OWNERSHIP RIGHTS -Tax Compliance
Test.”
The Policy is intended to qualify under Section 7702 of the Code as a life insurance policy for federal tax purposes. The Death
Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.
To the extent the Net Amount at Risk under Your Policy increases as a result of a premium payment, We may require evidence of insurability satisfactory to us. We will make appropriate adjustments, prospectively, to the Monthly Deductions or any supplemental benefits that are consistent with such an increase.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	DECREASING THE SPECIFIED AMOUNT
After the first Policy Year, You can request a decrease of at least $10,000 in the Specified Amount by Written Notice to Us.
Decreases in the Specified Amount will allow you to decrease the planned premium amount and will decrease the Guideline
Premium payment. Changes take effect on the first Monthly Anniversary Day on or next following the date We approve the change. We may decline to make a change that would decrease Your Specified Amount of insurance to less than the minimum amount shown in Your Policy, or that would disqualify Your Policy as life insurance under tax law. We do not permit decreases in Specified Amount during a Grace Period.

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit associated with Your Policy, other standard and optional benefits may also be available to You.  The following table summarizes the information about these benefits.  Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Lapse Protection Benefit Rider	This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions.	Standard	Withdrawals or Policy loans can significantly reduce the value of this benefit. The Fixed Account investment option is not available with this benefit.
Accelerated Death Benefit for Chronic Illness Rider
You can access up to 50% of the
Death Benefit (subject to a
$500,000 maximum) under the
Policy if a licensed health care
practitioner certifies during the
prior 12-month period that the
Insured meets certain criteria.
		Standard	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness rider if this rider is exercised.
Accelerated Death Benefit for Terminal Illness Rider	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.	Standard	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Charitable Giving Benefit Rider	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.	Optional	Only available for Policies with a Specified Amount greater than $100,000.
Accelerated Death Benefit for Chronic Illness Plus Rider	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12- month period that the Insured meets certain criteria.	Optional	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
LAPSE PROTECTION BENEFIT RIDER
Each Policy was issued with a Lapse Protection Benefit Rider.  This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions. Under the Lapse Protection Benefit Rider, the
Policy will not Lapse as long as the Policy is in a Lapse Protection Benefit Period, as defined below.  We assess a charge for this benefit, which is a percentage of the Specified Amount of the Policy. Investment restrictions apply.
Lapse Protection Benefit Period. A Lapse Protection Benefit Period is any period when:
•the Lapse Protection Value (defined below) is greater than or equal to the Lapse protection minimum value (as shown on Your Policy specifications page); and
•the Policy’s Surrender Value exceeds any Loan Amount.
Lapse Protection Value. The Lapse Protection Value is computed monthly, taking into account credits and charges similar to those used to calculate the Policy Value. Unlike the Policy Value, however, the Lapse Protection Value does not represent an actual monetary value available to an Owner. Rather, it is a notional amount that is used to determine whether the Lapse
Protection Benefit is in effect.
The Lapse Protection Value is the sum of all premiums paid, and is adjusted for withdrawals, reduced by loans and increased by loan repayments, reduced by Monthly Deductions, credited with interest, and proportionally reduced for Specified Amount decreases. A surrender charge is applied to the Lapse Protection Value to determine whether the value remains positive. The
Lapse Protection Benefit surrender charge varies by issue age, Risk Class, Policy duration, and if permitted by state law, sex.
•Withdrawals will proportionally reduce the Lapse Protection Value-e.g., a withdrawal that reduces the Policy Value by
10% will also reduce the Lapse Protection Value by 10%.
•Policy loans will result in a reduction (at a dollars-to-dollars ratio specified in the Policy) of the Lapse Protection
Value in the month the loan is taken. Likewise, any repayments of loan principal (excluding any interest) will be credited to the Lapse Protection Value, applying the same specified ratio, in the month the loan repayment is received.
Repayments of loan interest will not be credited to the Lapse Protection Value.
Example:
◦Assume the dollars-to-dollars ratio is 2:1, the loan is $2,000 (excluding any advance interest charged), and
We assess a 3% interest charge on loans taken.
◦The loan results in a $4,000 (2 multiplied by $2,000) reduction in the Lapse Protection Value.
◦If a $60 payment of loan interest is made the following year, that payment is not credited to the Lapse
Protection Benefit.
◦If, however, the loan is fully repaid two years after the loan is taken with a payment of $2,060, then $4,000
(two times the loan principal amount) will be credited to the Lapse Protection Value.
•A Specified Amount decrease will proportionally reduce the Lapse Protection Value.  For example, if the Specified
Amount of the Policy is reduced by 25%, then the Lapse Protection Value will be reduced by 25% as well.
•Monthly Deductions from Lapse Protection Value:
◦COI charges are assessed against a Lapse Protection Value net amount at risk in a manner similar to the COI charges assessed against Policy Value.
◦The Lapse Protection Benefit Rider Expense Charge consists of a flat monthly charge and a charge per
$1,000 of Specified Amount.  The range of how much this charge might be is set forth above in the table of
PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES.
◦Deductions of any charges for other riders that apply to Your Policy.
Interest is credited to the Lapse Protection Value each month, after all Monthly Deductions have been assessed.
Tax Consequences of Lapse Protection Benefit Rider.  Anyone contemplating the purchase of a Policy should be aware that it involves several tax risks.  First, the Lapse protection benefits provided under the Rider will not be achieved if the Policy is a
MEC or becomes a MEC after the periodic borrowing begins.  Moreover, neither the Internal Revenue Service nor the courts have ruled on whether the Lapse Protection Benefit Rider will keep the Policy from lapsing for tax purposes, and that result may be subject to challenge by the IRS.  In this respect, even with the Lapse Protection Benefit Rider, there is a risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the
Policy’s cash value that could result in the Policy being treated for tax purposes as having Lapsed.  In that event, a significant tax liability could arise when the Lapse is deemed to have occurred.  Anyone considering purchasing the Policy with the Lapse
Protection Benefit Rider should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in exercising the Lapse Protection Benefit Rider.  For more information, see TAXES.
Investment Restrictions of Lapse Protection Benefit Rider.  While the Lapse Protection Benefit Rider is in effect, You must allocate all of Your Net Premium Payments and transfers of Policy Value to the Subaccounts. Any allocation of new Premium or Policy Value to the Fixed Account after the Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Termination of Lapse Protection Benefit Rider.  Each Policy is issued with the Lapse Protection Benefit Rider. However,
You can terminate the Lapse Protection Benefit Rider by contacting Us.  In addition, allocation to the Fixed Account after the
Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Once terminated, the Lapse Protection Benefit Rider cannot be reinstated.ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least 90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required.  For an example of how the Accelerated Death Benefit for Chronic Illness
Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value dollar for dollar. No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken.  For an example of how the
Accelerated Death Benefit for Terminal Illness Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
CHARITABLE GIVING BENEFIT RIDER
This rider must have been elected at issue and was only available for Policies with a Specified Amount greater than $100,000.
There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the
Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by Written Notice.  For an example of how the Charitable Giving Benefit Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider was only available for election at the time of  application and full underwriting was required to qualify for issuance.
Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For an example of how the Accelerated Death Benefit for Chronic Illness Plus Rider works, please see
APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Lapse Protection Benefit Rider	This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions.	Standard	Withdrawals or Policy loans can significantly reduce the value of this benefit. The Fixed Account investment option is not available with this benefit.
Accelerated Death Benefit for Chronic Illness Rider
You can access up to 50% of the
Death Benefit (subject to a
$500,000 maximum) under the
Policy if a licensed health care
practitioner certifies during the
prior 12-month period that the
Insured meets certain criteria.
		Standard	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness rider if this rider is exercised.
Accelerated Death Benefit for Terminal Illness Rider	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.	Standard	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Charitable Giving Benefit Rider	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.	Optional	Only available for Policies with a Specified Amount greater than $100,000.
Accelerated Death Benefit for Chronic Illness Plus Rider	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12- month period that the Insured meets certain criteria.	Optional	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.

Benefits Description [Table Text Block]	LAPSE PROTECTION BENEFIT RIDER
Each Policy was issued with a Lapse Protection Benefit Rider.  This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions. Under the Lapse Protection Benefit Rider, the
Policy will not Lapse as long as the Policy is in a Lapse Protection Benefit Period, as defined below.  We assess a charge for this benefit, which is a percentage of the Specified Amount of the Policy. Investment restrictions apply.
Lapse Protection Benefit Period. A Lapse Protection Benefit Period is any period when:
•the Lapse Protection Value (defined below) is greater than or equal to the Lapse protection minimum value (as shown on Your Policy specifications page); and
•the Policy’s Surrender Value exceeds any Loan Amount.
Lapse Protection Value. The Lapse Protection Value is computed monthly, taking into account credits and charges similar to those used to calculate the Policy Value. Unlike the Policy Value, however, the Lapse Protection Value does not represent an actual monetary value available to an Owner. Rather, it is a notional amount that is used to determine whether the Lapse
Protection Benefit is in effect.
The Lapse Protection Value is the sum of all premiums paid, and is adjusted for withdrawals, reduced by loans and increased by loan repayments, reduced by Monthly Deductions, credited with interest, and proportionally reduced for Specified Amount decreases. A surrender charge is applied to the Lapse Protection Value to determine whether the value remains positive. The
Lapse Protection Benefit surrender charge varies by issue age, Risk Class, Policy duration, and if permitted by state law, sex.
•Withdrawals will proportionally reduce the Lapse Protection Value-e.g., a withdrawal that reduces the Policy Value by
10% will also reduce the Lapse Protection Value by 10%.
•Policy loans will result in a reduction (at a dollars-to-dollars ratio specified in the Policy) of the Lapse Protection
Value in the month the loan is taken. Likewise, any repayments of loan principal (excluding any interest) will be credited to the Lapse Protection Value, applying the same specified ratio, in the month the loan repayment is received.
Repayments of loan interest will not be credited to the Lapse Protection Value.
Example:
◦Assume the dollars-to-dollars ratio is 2:1, the loan is $2,000 (excluding any advance interest charged), and
We assess a 3% interest charge on loans taken.
◦The loan results in a $4,000 (2 multiplied by $2,000) reduction in the Lapse Protection Value.
◦If a $60 payment of loan interest is made the following year, that payment is not credited to the Lapse
Protection Benefit.
◦If, however, the loan is fully repaid two years after the loan is taken with a payment of $2,060, then $4,000
(two times the loan principal amount) will be credited to the Lapse Protection Value.
•A Specified Amount decrease will proportionally reduce the Lapse Protection Value.  For example, if the Specified
Amount of the Policy is reduced by 25%, then the Lapse Protection Value will be reduced by 25% as well.
•Monthly Deductions from Lapse Protection Value:
◦COI charges are assessed against a Lapse Protection Value net amount at risk in a manner similar to the COI charges assessed against Policy Value.
◦The Lapse Protection Benefit Rider Expense Charge consists of a flat monthly charge and a charge per
$1,000 of Specified Amount.  The range of how much this charge might be is set forth above in the table of
PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES.
◦Deductions of any charges for other riders that apply to Your Policy.
Interest is credited to the Lapse Protection Value each month, after all Monthly Deductions have been assessed.
Tax Consequences of Lapse Protection Benefit Rider.  Anyone contemplating the purchase of a Policy should be aware that it involves several tax risks.  First, the Lapse protection benefits provided under the Rider will not be achieved if the Policy is a
MEC or becomes a MEC after the periodic borrowing begins.  Moreover, neither the Internal Revenue Service nor the courts have ruled on whether the Lapse Protection Benefit Rider will keep the Policy from lapsing for tax purposes, and that result may be subject to challenge by the IRS.  In this respect, even with the Lapse Protection Benefit Rider, there is a risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the
Policy’s cash value that could result in the Policy being treated for tax purposes as having Lapsed.  In that event, a significant tax liability could arise when the Lapse is deemed to have occurred.  Anyone considering purchasing the Policy with the Lapse
Protection Benefit Rider should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in exercising the Lapse Protection Benefit Rider.  For more information, see TAXES.
Investment Restrictions of Lapse Protection Benefit Rider.  While the Lapse Protection Benefit Rider is in effect, You must allocate all of Your Net Premium Payments and transfers of Policy Value to the Subaccounts. Any allocation of new Premium or Policy Value to the Fixed Account after the Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Termination of Lapse Protection Benefit Rider.  Each Policy is issued with the Lapse Protection Benefit Rider. However,
You can terminate the Lapse Protection Benefit Rider by contacting Us.  In addition, allocation to the Fixed Account after the
Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Once terminated, the Lapse Protection Benefit Rider cannot be reinstated.ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least 90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required.  For an example of how the Accelerated Death Benefit for Chronic Illness
Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value dollar for dollar. No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken.  For an example of how the
Accelerated Death Benefit for Terminal Illness Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
CHARITABLE GIVING BENEFIT RIDER
This rider must have been elected at issue and was only available for Policies with a Specified Amount greater than $100,000.
There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the
Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by Written Notice.  For an example of how the Charitable Giving Benefit Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider was only available for election at the time of  application and full underwriting was required to qualify for issuance.
Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For an example of how the Accelerated Death Benefit for Chronic Illness Plus Rider works, please see
APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy.  More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports. You can also request this information at no cost by calling Us at 1-800-796-3872 or by sending an email request to
regulatoryreports@symetra.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that Your Policy charges.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance.

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2023)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard VIF - Equity Index Portfolio The Vanguard Group, Inc.	0.14%	26.11%	15.52%	11.88%
U.S. Equity	Vanguard VIF - Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
U.S. Equity	Vanguard VIF - Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%
We do not guarantee that each Fund will always be available for investment through the Policy.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports. You can also request this information at no cost by calling Us at 1-800-796-3872 or by sending an email request to
regulatoryreports@symetra.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that Your Policy charges.  Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2023)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard VIF - Equity Index Portfolio The Vanguard Group, Inc.	0.14%	26.11%	15.52%	11.88%
U.S. Equity	Vanguard VIF - Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
U.S. Equity	Vanguard VIF - Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You may lose money by investing in the Policy. For more information, see PRINCIPAL RISKS OF INVESTING IN THE POLICY.
Principal Risk [Text Block]	Investment Risk. You may allocate Your Policy Value to one or more of the Subaccounts, each of which invests in a designated Fund. Depending upon market conditions, You can make or lose Policy Value in any of these Subaccounts; Your
Policy Value will increase or decrease as a result of investment performance. If investment performance is very poor, You could lose everything that You invest and Your Policy could Lapse without value.  There is no assurance that any Fund will achieve its stated objective.
Owners who do not keep the Lapse Protection Benefit Rider in force may also allocate Net Premium or Policy Value to the
Fixed Account, which credits guaranteed interest. Such Owners assume the risk that the interest rate We credit on Fixed Policy
Value may decrease, although it will never be less than an annual effective guaranteed interest rate of 1%.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short term needs. You may pay substantial charges if You surrender Your Policy.  For more information, see PRINCIPAL RISKS OF
INVESTING IN THE POLICY.
Principal Risk [Text Block]	Risk of Withdrawals or Surrender. The Policy is designed to help meet long-term financial objectives by paying a Death
Benefit to the named Beneficiary(ies). The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short-term needs. You may pay substantial charges or tax penalties if You surrender or make withdrawals from Your Policy. Please discuss Your insurance needs and financial objectives with Your registered representative.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Investment in the Policy is subject to the risk of poor investment performance of the Funds and can vary depending on the performance of the Funds available under the Policy.  Each Fund and the Fixed
Account has its own unique risk.  You should review these investment options before making an investment decision.  For more information, see PRINCIPAL RISKS OF INVESTING IN THE
POLICY.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Investment in the Policy is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees and benefits provided for under the
Policy are subject to Our financial strength and claims paying ability. More information about Us, including Our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting Us at www.symetra.com/regulatoryreports.  For more information, see PRINCIPAL RISKS
OF INVESTING IN THE POLICY.
Principal Risk [Text Block]	Risks Associated with the Company. Investment in the Policy is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Policy are subject to Our financial strength and claims paying ability. The assets of Our General Account support Our insurance and annuity obligations and are subject to Our general liabilities from business operations and to claims by Our creditors. Policy
Value in the Fixed Account, plus any guarantees under the Policy that exceed Your Policy Value (such as those that may be associated with the Death Benefit), are paid from Our General Account.  We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in
Our  operations.  For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in Our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
The Policy will terminate without value ("Lapse") if the Net Surrender Value is not sufficient to cover the Monthly Deduction. This could happen due to poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest.  The death benefit will not be paid if a Policy Lapses.
Decreases in premium payments, not paying planned premium according to the illustrated schedule, decreasing the Specified Amount, and taking loans or withdrawals will reduce the Lapse Protection
Value, in some cases by substantially more than the amount of the loan or the withdrawal, which may significantly shorten the length of the guarantee provided under this benefit.
We will reinstate a Lapsed Policy only if our requirements for reinstatement are satisfied, including as to continued insurability of the Insured Person, and you will incur costs in connection with any reinstatement.
For more information, see POLICY LAPSE AND REINSTATEMENT.
Principal Risk [Text Block]	Risk of Lapse. Net Premiums that do not offset prior Monthly Deductions, poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest, may cause a Policy to Lapse, which means that You will no longer have insurance coverage. If the Lapse Protection Benefit Rider is in effect, Your Policy will remain in force as long as the requirements of that Rider are met.  Decreases in premium payments, not paying planned premium according to the illustrated schedule, decreasing the Specified Amount, and taking loans or withdrawals will all reduce the Lapse Protection Value, in some cases by substantially more than the amount of the loan or the withdrawal, which and may significantly shorten the length of the guarantee provided under the Lapse Protection Benefit Rider.  Without the Lapse Protection Benefit Rider, Your Policy
will remain in force only as long as the Net Surrender Value is sufficient to cover Your Monthly Deductions. A Policy Lapse may have adverse tax consequences.
Risk Of An Increase In Current Fees And Charges [Member]
Prospectus:
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Charges. Certain fees and charges are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed maximum levels.  If fees and charges are increased, You may need to increase the amount and/or frequency of premiums to keep the Policy In Force.
Because of its fees and charges (including the charges for the Lapse Protection Benefit Rider), it may not provide as great a growth in Policy Value as some other variable universal life insurance policies on the market today.

Risk Of Loans [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Loans. There are risks involved in taking a Policy loan, including possible adverse tax consequences. For example, if
Your Policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty. If a loan is outstanding and Your
Policy Lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the
Policy. See “Modified Endowment Contracts” in TAXES for more information. You should consult a tax professional before taking out a Policy loan.

Risks Of Limited Access To Cash Value [Member]
Prospectus:
Principal Risk [Text Block]	Risks of Limited Access to Cash Value. Withdrawals are not available in the first Policy Year; however, full surrenders are permitted. We reserve the right to reject a withdrawal request that would cause the Specified Amount of a Policy to be reduce below a minimum amount shown in Your Policy.  The minimum withdrawal is $250 and the maximum withdrawal is Your Net
Surrender Value minus three months' worth of Policy charges.  There may be little to no cash value available for loans and withdrawals in the policy’s early years.

Risk Of Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Adverse Tax Consequences. Certain transactions (including, but not limited to, withdrawals, surrenders and loans)
may lead to a taxable event. Under certain circumstances, your Policy may become a “Modified Endowment Contract” (MEC).
Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC
Policy are taxed as income first and recovery of cost basis, second. Also, distributions includable in income received before you attain age 59½ are subject to a 10% penalty tax.  Existing tax laws that benefit this policy may change at any time.

Risk Of Adverse Tax Consequences Of Lapse Protection Benefit Rider [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Adverse Tax Consequences of Lapse Protection Benefit Rider. The Lapse protection benefits provided under the
Rider will not be achieved if the Policy is a MEC or becomes a MEC after the periodic borrowing begins.  Moreover, neither the Internal Revenue Service nor the courts have ruled on whether the Lapse Protection Benefit Rider will keep the Policy from lapsing for tax purposes, and that result may be subject to challenge by the IRS.  In this respect, even with the Lapse Protection
Benefit Rider, there is a risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Policy’s cash value that could result in the Policy being treated for tax purposes as having
Lapsed.  In that event, a significant tax liability could arise when the Lapse is deemed to have occurred.

Risk Of Limits Imposed On Transfers [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Limits Imposed on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund’s prospectus for more details. The minimum amount you may transfer is $1,000. If, after the transfer, the amount remaining in the Subaccount(s) or the Fixed Account would be less than the minimum amount that may be transferred, We reserve the right to transfer the entire Subaccount Value or Fixed Policy Value instead of the requested amount.  The maximum amount an Owner may transfer from the Fixed Account each Policy Year after the first Policy Year is the greater of (i) 25% of the Fixed Policy Value measured on the preceding Policy Anniversary and (ii) the total dollar amount transferred from the
Fixed Account in the immediately preceding Policy Year. Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account.

C000012156 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF - Equity Index Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
C000012160 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF - Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000012152 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF - Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Previously Offered [Member]
Prospectus:
Sales Load (of Premium Payments), Maximum [Percent]	15.00%
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Deferred Sales Load, Maximum [Dollars]	$ 58.55
Deferred Sales Load, Minimum [Dollars]	$ 4.02
Deferred Sales Load, Footnotes [Text Block]
Charge for 45-year old Male
Standard Non-Tobacco user (2)
Charge  is $39.97 per $1,000 of
Initial Specified Amount
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 15 Policy Years. This charge varies by Policy duration and the
Issue Age, Risk Class and if permitted by state law, the sex of the Insured.
(2)The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Other Surrender Fees, Maximum [Dollars]	$ 25
Transfer Fee, Maximum [Dollars]	25
Other Transaction Fee, Maximum [Dollars]	$ 25
Insurance Cost, Representative Investor [Text Block]
Charge is $0.19 per $1,000 of
Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.04
Annual Maintenance Fee (of Policy Value), Current [Percent]	0.075%
Expense Risk Fees, Representative Investor [Text Block]
Charge is $0.23 per $1,000 of
Initial Specified Amount
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Expense Risk Fees, Maximum [Dollars]	$ 2.17
Expense Risk Fees, Minimum [Dollars]	0.03
Administrative Expense, Maximum [Dollars]	$ 60
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Offered Ending [Date]	Nov. 05, 2019
Accelerated Death Benefit For Chronic Illness Plus Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Optional Benefit Charge, Representative [Text Block]
Charge is $0.02  per $1,000 of
Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 4.62
Optional Benefit Expense, Minimum [Dollars]	$ 0.00
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Purpose of Benefit [Text Block]	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12- month period that the Insured meets certain criteria.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider was only available for election at the time of  application and full underwriting was required to qualify for issuance.
Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For an example of how the Accelerated Death Benefit for Chronic Illness Plus Rider works, please see
APPENDIX C: OPTIONAL BENEFIT EXAMPLES.
Accelerated Death Benefit For Chronic Illness Plus Rider [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]
Charge is $0.02  per $1,000 of
Net Amount at Risk
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Optional Benefit Expense, Minimum [Dollars]	$ 0.00
Offered Ending [Date]	Nov. 05, 2019
Lapse Protection Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lapse Protection Benefit Rider Expense Charge
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Optional Benefit Charge, Representative [Text Block]
Charge  is $0.32 per $1,000 of
Initial Specified Amount
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 0.97
Optional Benefit Expense, Minimum [Dollars]	$ 0.11
Name of Benefit [Text Block]	Lapse Protection Benefit Rider
Purpose of Benefit [Text Block]	This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Withdrawals or Policy loans can significantly reduce the value of this benefit. The Fixed Account investment option is not available with this benefit.
Name of Benefit [Text Block]	Lapse Protection Benefit Rider
Operation of Benefit [Text Block]	LAPSE PROTECTION BENEFIT RIDER
Each Policy was issued with a Lapse Protection Benefit Rider.  This benefit helps to ensure that the Policy will remain in force even if the Net Surrender Value is insufficient to cover Monthly Deductions. Under the Lapse Protection Benefit Rider, the
Policy will not Lapse as long as the Policy is in a Lapse Protection Benefit Period, as defined below.  We assess a charge for this benefit, which is a percentage of the Specified Amount of the Policy. Investment restrictions apply.
Lapse Protection Benefit Period. A Lapse Protection Benefit Period is any period when:
•the Lapse Protection Value (defined below) is greater than or equal to the Lapse protection minimum value (as shown on Your Policy specifications page); and
•the Policy’s Surrender Value exceeds any Loan Amount.
Lapse Protection Value. The Lapse Protection Value is computed monthly, taking into account credits and charges similar to those used to calculate the Policy Value. Unlike the Policy Value, however, the Lapse Protection Value does not represent an actual monetary value available to an Owner. Rather, it is a notional amount that is used to determine whether the Lapse
Protection Benefit is in effect.
The Lapse Protection Value is the sum of all premiums paid, and is adjusted for withdrawals, reduced by loans and increased by loan repayments, reduced by Monthly Deductions, credited with interest, and proportionally reduced for Specified Amount decreases. A surrender charge is applied to the Lapse Protection Value to determine whether the value remains positive. The
Lapse Protection Benefit surrender charge varies by issue age, Risk Class, Policy duration, and if permitted by state law, sex.
•Withdrawals will proportionally reduce the Lapse Protection Value-e.g., a withdrawal that reduces the Policy Value by
10% will also reduce the Lapse Protection Value by 10%.
•Policy loans will result in a reduction (at a dollars-to-dollars ratio specified in the Policy) of the Lapse Protection
Value in the month the loan is taken. Likewise, any repayments of loan principal (excluding any interest) will be credited to the Lapse Protection Value, applying the same specified ratio, in the month the loan repayment is received.
Repayments of loan interest will not be credited to the Lapse Protection Value.
Example:
◦Assume the dollars-to-dollars ratio is 2:1, the loan is $2,000 (excluding any advance interest charged), and
We assess a 3% interest charge on loans taken.
◦The loan results in a $4,000 (2 multiplied by $2,000) reduction in the Lapse Protection Value.
◦If a $60 payment of loan interest is made the following year, that payment is not credited to the Lapse
Protection Benefit.
◦If, however, the loan is fully repaid two years after the loan is taken with a payment of $2,060, then $4,000
(two times the loan principal amount) will be credited to the Lapse Protection Value.
•A Specified Amount decrease will proportionally reduce the Lapse Protection Value.  For example, if the Specified
Amount of the Policy is reduced by 25%, then the Lapse Protection Value will be reduced by 25% as well.
•Monthly Deductions from Lapse Protection Value:
◦COI charges are assessed against a Lapse Protection Value net amount at risk in a manner similar to the COI charges assessed against Policy Value.
◦The Lapse Protection Benefit Rider Expense Charge consists of a flat monthly charge and a charge per
$1,000 of Specified Amount.  The range of how much this charge might be is set forth above in the table of
PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES.
◦Deductions of any charges for other riders that apply to Your Policy.
Interest is credited to the Lapse Protection Value each month, after all Monthly Deductions have been assessed.
Tax Consequences of Lapse Protection Benefit Rider.  Anyone contemplating the purchase of a Policy should be aware that it involves several tax risks.  First, the Lapse protection benefits provided under the Rider will not be achieved if the Policy is a
MEC or becomes a MEC after the periodic borrowing begins.  Moreover, neither the Internal Revenue Service nor the courts have ruled on whether the Lapse Protection Benefit Rider will keep the Policy from lapsing for tax purposes, and that result may be subject to challenge by the IRS.  In this respect, even with the Lapse Protection Benefit Rider, there is a risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the
Policy’s cash value that could result in the Policy being treated for tax purposes as having Lapsed.  In that event, a significant tax liability could arise when the Lapse is deemed to have occurred.  Anyone considering purchasing the Policy with the Lapse
Protection Benefit Rider should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in exercising the Lapse Protection Benefit Rider.  For more information, see TAXES.
Investment Restrictions of Lapse Protection Benefit Rider.  While the Lapse Protection Benefit Rider is in effect, You must allocate all of Your Net Premium Payments and transfers of Policy Value to the Subaccounts. Any allocation of new Premium or Policy Value to the Fixed Account after the Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Termination of Lapse Protection Benefit Rider.  Each Policy is issued with the Lapse Protection Benefit Rider. However,
You can terminate the Lapse Protection Benefit Rider by contacting Us.  In addition, allocation to the Fixed Account after the
Cancellation Period which is not related to an accelerated Death Benefit will terminate the Lapse Protection Benefit Rider.
Once terminated, the Lapse Protection Benefit Rider cannot be reinstated.
Lapse Protection Benefit Rider [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]
Charge  is $0.32 per $1,000 of
Initial Specified Amount
(1) The rates shown are for a 45-year-old male standard non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age and Risk  Class.  For more information on the rate that would apply to You, please contact Your registered representative or Us at our Administrative Office.

Optional Benefit Expense, Minimum [Dollars]	$ 0.11
Offered Ending [Date]	Nov. 05, 2019
Accelerated Death Benefit For Chronic Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]
You can access up to 50% of the
Death Benefit (subject to a
$500,000 maximum) under the
Policy if a licensed health care
practitioner certifies during the
prior 12-month period that the
Insured meets certain criteria.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness rider if this rider is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least 90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required.  For an example of how the Accelerated Death Benefit for Chronic Illness
Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.

Accelerated Death Benefit For Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy was issued with substandard ratings, this rider was added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value dollar for dollar. No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken.  For an example of how the
Accelerated Death Benefit for Terminal Illness Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.

Charitable Giving Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Charitable Giving Benefit Rider
Purpose of Benefit [Text Block]	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only available for Policies with a Specified Amount greater than $100,000.
Name of Benefit [Text Block]	Charitable Giving Benefit Rider
Operation of Benefit [Text Block]	CHARITABLE GIVING BENEFIT RIDER
This rider must have been elected at issue and was only available for Policies with a Specified Amount greater than $100,000.
There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the
Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by Written Notice.  For an example of how the Charitable Giving Benefit Rider works, please see APPENDIX C: OPTIONAL BENEFIT EXAMPLES.